UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21399

The Aegis Funds
(Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
(Address of principal executive offices) (Zip code)

Aegis Financial Corp.
6862 Elm Street, Suite 830, McLean, VA 22101
(Name and address of agent for service)

(703) 528-7788
Registrant's telephone number, including area code

Date of fiscal year end: December, 31

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Aegis High Yield Fund
Schedule of Portfolio Investments
March 31, 2012
(Unaudited)

	Shares or Principal Amount	Value
Common Stock - 3.9%
Miscellaneous Manufacturing - 0.1%
Arctic Glacier Income Fund (1)(2)	704,320	$38,837

Real Estate Investment Trusts - 2.4%
PMC Commercial Trust	108,720	930,643
Scott's Real Estate Investmetn Trust (1)	20,500	117,149
		1,047,792
Transportation - 1.4%
Baltic Trading Ltd. (1)	48,500	201,275
Globus Maritime Ltd. (1)	80,930	412,743
		614,018
Total Common Stocks (Cost $1,925,310)		1,700,647

Convertible Bonds - 16.3%
Agriculture - 4.3%
Alliance One International, Inc., Sr. Subord., 5.500%, 7/15/2014	1,900,000	1,883,375

Coal - 2.2%
Patriot Coal Corp., Sr. Unsec., 3.250%, 5/31/2013	1,000,000	958,750

Diversified Financial Services - 0.8%
Penson Worldwide, Inc., Sr. Unsec., 8.000%, 6/1/2014 (3)	1,000,000	340,000

Lodging - 0.1%
Royal Host, Inc., Sub. Debentures, 5.900%, 6/30/2014 (1)	8,000	7,154

Mining - 4.0%
Jaguar Mining, Inc., Sr. Unsec., 4.500%, 11/1/2014 (1)(3)	2,000,000	1,725,000

Real Estate Investment Trusts - 4.9%
Scott's Real Estate Investment Trust, Sub Debentures, 7.750%, 12/31/2014 (1)	2,116,000	2,140,545
Total Convertible Bonds (Cost $7,671,143)		7,054,824

Corporate Bonds - 68.3%
Agriculture - 4.1%
Alliance One International, Inc., Company Guarantee, 10.000%, 7/15/2016	1,000,000	1,010,000
Vector Group Ltd., Sr. Sec., 11.000%, 8/15/2015	750,000	790,313
		1,800,313
Auto Parts & Equipment - 2.6%
Stanadyne Corp., Sr. Subord. Notes, 10.000%, 8/15/2014	500,000	460,000
Stanadyne Holdings, Inc., Sr. Discount Notes, 12.000%, 2/15/2015	750,000	669,375
		1,129,375
Chemicals - 5.8%
American Pacific Corp., Company Guarantee, 9.000%, 2/1/2015	2,500,000	2,521,875

Coal - 2.3%
Murray Energy Corp., Sr. Sec., 10.250%, 10/15/2015 (3)	1,000,000	977,500

Diversified Financial Services - 0.9%
ADFITECH, Inc., Sr. Sec., 8.000%, 3/15/2020	19,567	11,055
Penson Worldwide, Inc., Sec., 12.500%, 5/15/2017 (3)	915,000	384,300
		395,355
Engineering & Construction - 0.1%
Pfleiderer Finance BV, Company Guarantee, 7.125%, 2/14/2049 (1)(2)(4)	650,000	28,703

Entertainment - 2.8%
Jacobs Entertainment, Inc., Company Guarantee, 9.750%, 6/15/2014	1,250,000	1,231,250

Food - 2.8%
Reddy Ice Corp., Sr. Sec., 11.250%, 3/15/2015	1,250,000	1,200,000

Home Builders - 2.9%
Staunton Hotel LLC, Notes, 6.250%, 6/1/2029 (3)	1,800,000	1,251,882

Lodging - 2.5%
Royal Host, Inc., Subord., 6.250%, 9/30/2013 (1)	1,120,000	1,069,527

Machinery - Diversified - 2.3%
Tempel Steel Co., Sr. Sec., 12.000%, 8/15/2016 (3)	1,000,000	985,000

Media - 0.5%
Hearst-Argyle Television, Inc., Sr. Unsec., 7.000%, 1/15/2018	265,000	200,054

Mining - 2.2%
Thompson Creek Metals Co., Inc., Company Guarantee, 7.375%, 6/1/2018 (1)	1,000,000	935,000

Oil & Gas Drilling - 2.9%
Deep Drilling 7 Pte. Ltd and Deep Drilling 8 Pte. Ltd, 14.250%, 3/5/2015 (1)	1,250,000	1,274,850

Oil & Gas Services - 2.8%
Global Rig Co. ASA, Company Guarantee, 13.000%, 6/15/2015	1,200,000	1,224,000

Oil Companies - Exploration & Production - 20.3%
ATP Oil & Gas Corp., Sr. Sec., 11.875%, 5/1/2015	1,250,000	918,750
Black Elk Energy Offshore Operations LLC and Black Elk Finance Corp., Sr. Sec., 13.750%, 12/1/2015	2,500,000	2,568,750
Endeavour International Corp., 12.000%, 3/1/2018 (3)	1,000,000	1,015,000
Panoro Energy ASA, Sr. Sec., 12.00%, 11/15/2018 (1)(3)	1,100,000	1,141,250
RAAM Global Energy Co., Sec., 12.500%, 10/1/2015	2,000,000	2,095,000
Woodbine Acquisition Corp., Sec., 12.00%, 5/15/2016	1,000,000	1,057,500
		8,796,250
Packaging & Containers - 3.0%
Pretium Packaging LLC / Pretium Finance Inc., Sec., 11.500%, 4/1/2016	1,250,000	1,318,750

Real Estate Investment Trusts - 0.0%
Scott's Real Estate Investment Trust, Sub Debentures, 7.150%, 12/31/2012 (1)(3)	16,000	16,691

Retail - 1.7%
HOA Restaurant Group LLC / HOA Finance Corp., Sr. Sec., 11.250%, 4/1/2017 (3)	750,000	744,375

Telecommunications - 1.5%
Broadview Networks Holdings Inc., Sr. Sec., 13.375%, 9/1/2012	750,000	667,500

Transportation - 4.3%
Boa Deep C AS, Sr. Sec., 8.180%, 4/27/2016 (1)	3,335,938	591,650
SinOceanic II AS, 10.000%, 2/17/2015 (1)	1,300,000	1,274,225
		1,865,875
Total Corporate Bonds (Cost $30,213,985)		29,634,125

Preferred Stocks - 3.0%
Insurance - 2.1%
Aspen Insurance Holdings Ltd. (1)	16,432	911,976

Oil Companies - Exploration & Production - 0.9%
ATP Oil & Gas Corp. (3)	8,200	362,850
Magnum Hunter Resourses Corp.	1,610	40,765
		403,615
Total Preferred Stocks (Cost $1,844,301)		1,315,591

Warrants - 0.9%
Oil Companies - Exploration & Production - 0.9%
Woodbine Holdings LLC, 1.000%, 5/15/2016	1,000	375,000
Total Warrants (Cost $0)		375,000

Total Investments (Cost $41,654,739) - 92.4%		40,080,187
Other Assets in excess of Liabilities - 7.6%		3,279,223

Net Assets − 100.0%	43,359,410

(1) Foreign security denominated in U.S. Dollars.
(2) Non-income producing security.
(3) 144A – Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.

(4) Issue is in default or bankruptcy.

The cost basis of investment for federal income tax purpose at March 31, 2012 was as follows:
Cost of investments	41,654,739

Gross unrealized appreciation	1,135,007
Gross unrealized depreciation	(2,709,553)
Unrealized depreciation on foreign currency	(6)
Net unrealized depreciation on investments	(1,574,552)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Valuation

Investments in securities are valued based on market quotations or on data furnished by an independent pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which market quotations are not readily available are valued at fair value as determined by the Board of Trustees. In determining fair value, the Board procedures consider all relevant qualitative and quantitative factors available. These factors are subject  to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily epresent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at March 31, 2012

In accordance with the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification (“ASC”) 820, Fair Value Measurements and Disclosure, fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 − quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 − other significant observable inputs (including quoted prices for similar securities or identical securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.) An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks and preferred stocks. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

Corporate bonds. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Short-term investments. Short-term investments are valued using amortized cost which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2012, there were no significant transfers between Level 1, Level 2 and Level 3. The Fund recognizes transfers between levels of the hierarchy on the date of transfer. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock*	1,700,647	-	-	1,700,647
Convertible Bond*	-	7,054,824	-	7,054,824
Corporate Bonds*	-	29,634,125	-	29,634,125
Preferred Stocks
Insurance	911,976	-	-	911,976
Oil Companies − Exploration & Production	40,765	362,850	-	403,615
Warrants	375,000	-	-	375,000
Total*	3,028,388	37,051,799	-	40,080,187

* Please refer to the Schedule of Portfolio Investments to view securities segregated by industry type.

Foreign risk and currency translation. The Fund may invest directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund’s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate.

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted forandtheir effectsonthe Funds’ financial positionandresults of operations.The Aegis High Yield Fund did not maintain any positions in derivative instruments or engaged in hedging activities during the period ended March 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal  Executive Officer and Principal Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Aegis Funds

By  /s/ Scott L. Barbee
       Scott L. Barbee, President

Date  May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Scott L. Barbee
       Scott L. Barbee, President

Date  May 30, 2012

By  /s/ Sarah Q. Zhang
       Sarah Q. Zhang, Treasurer

Date  May 30, 2012